UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-21579
Nuveen Floating Rate Income Opportunity Fund
(Exact name of registrant as specified in charter)
     333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)
Kevin J. McCarthy—Vice President and Secretary
     333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)
Registrant’s telephone number, including area code:      312-917-7700
Date of fiscal year end:        7/31
Date of reporting period:    10/31/2009
Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments
Portfolio of Investments (Unaudited)
Nuveen Floating Rate Income Opportunity Fund (JRO)
October 31, 2009

		Weighted
Principal		Average
Amount (000)	Description (1)	Coupon	Maturity (2)	Ratings (3)	Value

	Variable Rate Senior Loan Interests – 113.2% (84.6% of Total Investments) (4)

	Aerospace & Defense – 1.3% (1.0% of Total Investments)

$574	DAE Aviation Holdings, Inc., Term Loan B1	4.030%	7/31/14	B	$540,000
562	DAE Aviation Holdings, Inc., Term Loan B2	4.030%	7/31/14	B	528,287
112	Hawker Beechcraft, LC Facility, WI/DD	TBD	TBD	B-	88,827
1,888	Hawker Beechcraft, Term Loan, WI/DD	TBD	TBD	B-	1,501,173
1,150	Transdigm, Inc., Term Loan B	2.289%	6/23/13	Ba2	1,105,848

4,286	Total Aerospace & Defense				3,764,135

	Airlines – 2.5% (1.8% of Total Investments)

1,000	Delta Air Lines, Inc., Credit Linked Deposit	2.284%	4/30/12	Ba2	905,625
3,369	Delta Air Lines, Inc., Term Loan, DD1	3.534%	4/30/14	B	2,839,751
4,532	United Air Lines, Inc., Term Loan B	2.313%	2/01/14	B+	3,572,142

8,901	Total Airlines				7,317,518

	Auto Components – 2.2% (1.6% of Total Investments)

5,504	Federal-Mogul Corporation, Tranche B, Term Loan	2.188%	12/29/14	Ba3	4,241,243
2,809	Federal-Mogul Corporation, Tranche C, Term Loan	2.188%	12/28/15	Ba3	2,164,555

8,313	Total Auto Components				6,405,798

	Automobiles – 2.5% (1.9% of Total Investments)

8,467	Ford Motor Company, Term Loan, DD1	3.288%	12/15/13	B1	7,567,808

	Building Products – 3.6% (2.7% of Total Investments)

1,628	Atrium Companies, Inc., Term Loan	11.750%	5/31/12	Caa3	813,926
3,000	Building Materials Corporation of America, Term Loan, Second Lien	6.063%	9/15/14	Caa2	2,640,000
5,839	Building Materials Corporation of America, Term Loan	3.000%	2/22/14	B+	5,406,280
2,941	TFS Acquisition, Term Loan	14.000%	8/11/13	CCC+	1,962,873

13,408	Total Building Products				10,823,079

	Chemicals – 3.4% (2.5% of Total Investments)

800	Celanese US Holdings LLC, Credit Linked Deposit	0.246%	4/02/14	BB+	751,750
524	Hercules Offshore, Inc., Term Loan	8.500%	7/11/13	B	506,403
2,957	Hexion Specialty Chemicals, Inc., Term Loan C1	2.563%	5/05/13	B1	2,350,525
642	Hexion Specialty Chemicals, Inc., Term Loan C2	2.563%	5/05/13	B1	510,601
2,992	Huntsman International LLC, Term Loan	1.994%	4/19/14	Ba2	2,739,800
1,485	Ineos US Finance LLC, Tranche B2	7.501%	12/16/13	B-	1,273,867
1,485	Ineos US Finance LLC, Tranche C2	8.001%	12/16/14	B-	1,273,867
12	LyondellBasell Finance Company, Dutch Revolving Line of Credit, (5)	3.744%	12/20/13	N/R	7,031
28	LyondellBasell Finance Company, Dutch Tranche A, Term Loan, (5)	3.744%	12/20/13	N/R	16,123
35	LyondellBasell Finance Company, German Tranche B1, Euro Term Loan, (5)	3.994%	12/22/14	N/R	20,184
35	LyondellBasell Finance Company, German Tranche B2, Euro Term Loan, (5)	3.994%	12/20/14	N/R	20,184
35	LyondellBasell Finance Company, German Tranche B3, Euro Term Loan, (5)	3.994%	12/22/14	N/R	20,184
45	LyondellBasell Finance Company, Revolving Line of Credit, (5)	3.744%	12/20/13	N/R	26,365
269	LyondellBasell Finance Company, Roll-Up DIP Term Loan, (5)	5.798%	2/03/10	N/R	255,871
87	LyondellBasell Finance Company, US Tranche A, Term Loan, (5)	3.744%	12/20/13	N/R	50,233
151	LyondellBasell Finance Company, US Tranche B1, Term Loan, (5)	7.000%	12/22/14	N/R	87,209
151	LyondellBasell Finance Company, US Tranche B2, Term Loan, (5)	7.000%	12/22/14	N/R	87,209
151	LyondellBasell Finance Company, US Tranche B3, Term Loan, (5)	7.000%	12/22/14	N/R	87,209

11,884	Total Chemicals				10,084,615

	Commercial Services & Supplies – 1.6% (1.2% of Total Investments)

2,188	Rental Services Corporation, Term Loan	3.817%	11/27/13	B-	1,985,213
181	ServiceMaster Company, Delayed Term Loan	2.750%	7/24/14	B+	161,047
1,814	ServiceMaster Company, Term Loan	2.769%	7/24/14	B+	1,617,183
518	West Corporation, Term Loan B4	4.119%	6/30/16	BB-	488,436
751	Workflow Holdings Corporation, Term Loan	9.500%	11/30/11	Caa1	559,606

5,452	Total Commercial Services & Supplies				4,811,485

	Communications Equipment – 3.6% (2.7% of Total Investments)

1,926	Aspect Software, Inc., Term Loan B	3.313%	7/11/11	B1	1,767,295
10,473	Avaya Inc., Term Loan	3.137%	10/26/14	Ba3	9,006,871

12,399	Total Communications Equipment				10,774,166

	Construction Materials – 0.6% (0.4% of Total Investments)

2,000	McJunkin Red Man Holding Corporation, Term Loan	3.494%	1/31/14	B-	1,690,000

	Containers & Packaging – 0.1% (0.1% of Total Investments)

488	Amscan Holdings, Inc., Term Loan	2.646%	5/27/13	B1	442,812

	Diversified Consumer Services – 1.0% (0.7% of Total Investments)

913	Cengage Learning Acquisitions, Inc., Term Loan	2.740%	7/05/14	B+	794,353
255	Laureate Education, Inc., Delayed Term Loan	3.532%	8/17/14	B1	232,882
1,707	Laureate Education, Inc., Term Loan B	3.532%	8/17/14	B1	1,556,019
357	West Corporation, Term Loan B2	2.619%	10/24/13	BB-	328,500

3,232	Total Diversified Consumer Services				2,911,754

	Diversified Financial Services – 0.6% (0.4% of Total Investments)

1,787	Fox Acquisition Sub LLC, Term Loan B	8.241%	7/14/15	B	1,632,689

	Diversified Telecommunication Services – 3.7% (2.8% of Total Investments)

579	Intelsat, Tranche B, Term Loan A	2.746%	1/03/14	BB-	548,413
579	Intelsat, Tranche B, Term Loan B	2.746%	1/03/14	BB-	548,245
579	Intelsat, Tranche B, Term Loan C	2.746%	1/03/14	BB-	548,245
1,916	Intelsat, Tranche B, Term Loan	2.746%	7/01/13	BB-	1,843,909
2,000	Intelsat, Unsecured Term Loan	2.744%	2/01/14	B+	1,730,000
4,533	Level 3 Financing, Inc., Term Loan	2.530%	3/13/14	B+	3,958,167
1,900	MetroPCS Wireless, Inc., Term Loan	2.661%	11/03/13	Ba2	1,790,243

12,086	Total Diversified Telecommunication Services				10,967,222

	Electric Utilities – 3.3% (2.5% of Total Investments)

1,111	Calpine Corporation, DIP Revolver, (6), (7)	0.100%	3/31/14	B+	(148,148)
6,378	Calpine Corporation, DIP Term Loan	3.165%	3/29/14	B+	5,880,510
3,431	TXU Corporation, Term Loan B2	3.745%	10/10/14	B+	2,667,377
1,960	TXU Corporation, Term Loan B3	3.745%	10/10/14	B+	1,509,200

12,880	Total Electric Utilities				9,908,939

	Electrical Equipment – 0.3% (0.2% of Total Investments)

896	Allison Transmission Holdings, Inc., Term Loan	3.010%	8/07/14	B	806,195

	Electronic Equipment & Instruments – 0.6% (0.4% of Total Investments)

1,935	Sensata Technologies B.V., Term Loan	2.031%	4/27/13	B	1,665,915

	Food & Staples Retailing – 0.3% (0.2% of Total Investments)

997	U.S. Foodservice, Inc., Term Loan	2.743%	7/03/14	B2	854,482

	Food Products – 0.5% (0.4% of Total Investments)

168	Dole Food Company, Inc., Deposit-Funded Commitment	7.345%	4/12/13	Ba2	170,392
294	Dole Food Company, Inc., Term Loan B	7.968%	4/12/13	Ba2	297,090
1,055	Dole Food Company, Inc., Term Loan C	8.000%	4/12/13	Ba2	1,067,053

1,517	Total Food Products				1,534,535

	Health Care Equipment & Supplies – 0.8% (0.6% of Total Investments)

1,404	Symbion, Inc., Term Loan A	3.493%	8/23/13	Ba3	1,247,805
1,404	Symbion, Inc., Term Loan B	3.493%	8/25/14	Ba3	1,247,805

2,808	Total Health Care Equipment & Supplies				2,495,610

	Health Care Providers & Services – 9.5% (7.1% of Total Investments)

255	Community Health Systems, Inc., Delayed Term Loan	2.493%	7/25/14	BB	237,964
4,995	Community Health Systems, Inc., Term Loan	2.610%	7/25/14	BB	4,664,554
1,510	HCA, Inc., Term Loan A	1.783%	11/17/12	BB	1,410,364
7,665	HCA, Inc., Term Loan	2.533%	11/18/13	BB	7,153,384
2,580	Health Management Associates, Inc., Term Loan	2.033%	2/28/14	BB-	2,399,432
1,260	IASIS Healthcare LLC, Delayed Term Loan	2.243%	3/14/14	Ba2	1,188,065
340	IASIS Healthcare LLC, Letter of Credit	0.144%	3/14/14	Ba2	320,828
2,096	IASIS Healthcare LLC, PIK Term Loan	5.531%	6/15/14	CCC+	1,875,486
3,640	IASIS Healthcare LLC, Term Loan	2.243%	3/14/14	Ba2	3,433,057
1,474	Select Medical Corporation, Term Loan	2.407%	2/24/12	Ba2	1,422,216
4,410	Vanguard Health Holding Company II LLC, Replacement Term Loan	2.493%	9/23/11	Ba3	4,310,646

30,225	Total Health Care Providers & Services				28,415,996

	Hotels, Restaurants & Leisure – 10.8% (8.1% of Total Investments)

2,865	24 Hour Fitness Worldwide, Inc., Term Loan B	2.771%	6/08/12	Ba3	2,683,553
110	CBRL Group, Inc., Term Loan B2	1.955%	4/26/13	BB-	105,958
1,543	CCM Merger, Inc., Term Loan B	8.500%	7/13/12	BB-	1,471,107
2,223	Cedar Fair LP, Extended US Term Loan	4.243%	8/30/14	BB-	2,155,942
333	Fontainebleau Las Vegas LLC, Delayed Term Loan, (5), (8)	6.000%	6/06/14	N/R	96,667
1,667	Fontainebleau Las Vegas LLC, Term Loan, (5), (8)	6.000%	6/06/14	N/R	483,333
469	Isle of Capri Casinos, Inc., Delayed Term Loan A	1.993%	11/25/13	B+	441,057
533	Isle of Capri Casinos, Inc., Delayed Term Loan B	1.993%	11/25/13	B+	501,500
1,332	Isle of Capri Casinos, Inc., Delayed Term Loan	2.033%	11/25/13	B+	1,253,750
4,930	Orbitz Worldwide, Inc., Term Loan	3.279%	7/25/14	B+	4,378,321
151	OSI Restaurant Partners LLC, Revolver	2.377%	6/14/13	BB-	125,804
1,346	OSI Restaurant Partners LLC, Term Loan	2.563%	6/14/14	B+	1,124,366
4,237	Shingle Springs Tribal Gaming Authority, Term Loan, (6)	10.399%	12/17/13	B-	3,680,360
1,955	Travelport LLC, Delayed Term Loan	2.781%	8/23/13	Ba3	1,782,542
714	Travelport LLC, Letter of Credit	2.783%	8/23/13	Ba3	651,320
3,557	Travelport LLC, Term Loan	2.781%	8/23/13	Ba3	3,246,043
1,975	Venetian Casino Resort LLC, Delayed Term Loan	2.040%	5/23/14	B-	1,612,094
7,820	Venetian Casino Resort LLC, Term Loan	2.040%	5/23/14	B-	6,383,075

37,760	Total Hotels, Restaurants & Leisure				32,176,792

	Household Products – 1.2% (0.9% of Total Investments)

183	Spectrum Brands, Inc., Synthetic Letter of Credit, DD1	1.500%	6/30/12	B-	179,555
3,561	Spectrum Brands, Inc., Term Loan, DD1	8.000%	6/30/12	B-	3,491,611

3,744	Total Household Products				3,671,166

	Insurance – 1.4% (1.1% of Total Investments)

652	Affirmative Insurance Holdings, Inc., Term Loan	9.250%	1/31/14	B3	325,887
4,287	Conseco, Inc., Term Loan	6.500%	10/10/13	Caa1	3,883,690

4,939	Total Insurance				4,209,577

	Internet Software & Services – 1.3% (1.0% of Total Investments)

768	Open Solutions, Inc., Term Loan B	2.405%	1/23/14	BB-	623,507
3,887	Sabre, Inc., Term Loan	2.494%	9/30/14	B1	3,374,602

4,655	Total Internet Software & Services				3,998,109

	IT Services – 3.5% (2.6% of Total Investments)

913	Attachmate Corporation, Term Loan	3.533%	4/13/13	BB-	838,496
5,180	First Data Corporation, Term Loan B2	3.036%	9/24/14	B+	4,454,708
997	First Data Corporation, Term Loan B3	3.036%	9/24/14	B+	856,331
333	Infor Global Solutions Intermediate Holdings, Ltd., Delayed Term Loan	4.000%	7/28/12	B+	293,494
733	Infor Global Solutions Intermediate Holdings, Ltd., Term Loan, First Lien	6.493%	3/02/14	CCC+	509,667
1,267	Infor Global Solutions Intermediate Holdings, Ltd., Term Loan, Second Lien	6.493%	3/02/14	CCC+	867,667
637	Infor Global Solutions Intermediate Holdings, Ltd., Term Loan	4.000%	7/28/12	B+	562,531
2,082	SunGard Data Systems, Inc., Term Loan B	1.994%	2/28/14	BB	1,960,314

12,142	Total IT Services				10,343,208

	Leisure Equipment & Products – 2.0% (1.5% of Total Investments)

7,283	Bombardier Recreational Products, Inc., Term Loan	3.000%	6/28/13	Caa1	5,116,520
3,000	Wimar OpCo LLC, Term Loan, (5), (8)	6.500%	1/03/12	N/R	958,749

10,283	Total Leisure Equipment & Products				6,075,269

	Machinery – 0.9% (0.7% of Total Investments)

1,464	Oshkosh Truck Corporation, Term Loan	6.316%	12/06/13	BB-	1,464,551
274	Rexnord Corporation, Incremental Term Loan	2.500%	7/19/13	BB-	263,093
934	Rexnord Corporation, Term Loan	2.786%	7/19/13	BB-	900,164

2,672	Total Machinery				2,627,808

	Media – 19.9% (14.8% of Total Investments)

983	CanWest Mediaworks LP, Term Loan	4.250%	7/10/15	Caa3	790,912
2,870	Cequel Communications LLC, Term Loan B	2.244%	11/05/13	BB-	2,748,173
3,000	Charter Communications Operating Holdings LLC, Holdco Term Loan	6.750%	3/06/14	Ba2	2,596,500
9,151	Charter Communications Operating Holdings LLC, Term Loan	6.250%	3/06/14	Ba2	8,343,690
2,000	Citadel Broadcasting Corporation, Term Loan, WI/DD, (13)	TBD	TBD	CCC-	1,377,500
861	Cumulus Media, Inc., Term Loan	4.245%	6/11/14	B	709,571
997	Gray Television, Inc., Term Loan B	6.790%	12/31/14	Caa1	859,688
2,928	HIT Entertainment, Inc., Term Loan B	2.730%	3/20/12	B1	2,565,779
2,000	HIT Entertainment, Inc., Term Loan	5.980%	2/26/13	CCC	1,085,000
4,757	Idearc, Inc., Term Loan, (5), (8)	4.250%	11/17/14	D	2,175,384
5,820	Metro-Goldwyn-Mayer Studios, Inc., Term Loan B	20.500%	4/08/12	N/R	3,349,138
5,872	Metro-Goldwyn-Mayer Studios, Inc., Term Loan	20.500%	4/08/12	N/R	3,379,397
3,038	NextMedia Operating, Inc., Term Loan, Second Lien	11.250%	11/15/13	CC	865,885
1,472	Nielsen Finance LLC, Term Loan A	2.244%	8/09/13	Ba3	1,373,451
3,065	Nielsen Finance LLC, Term Loan B	3.999%	5/02/16	Ba3	2,883,834
3,667	Philadelphia Newspapers, Term Loan A, (5), (8)	16.500%	6/29/12	N/R	275,060
544	Reader’s Digest Association, Inc., DIP Term Loan	13.500%	3/01/14	N/R	566,515
134	Reader’s Digest Association, Inc., Euro Term Loan	7.000%	3/03/14	N/R	65,838
373	Reader’s Digest Association, Inc., Revolving Credit Loan	4.397%	3/02/13	D	183,113
1,500	Reader’s Digest Association, Inc., U.S. Term Loan	4.245%	3/03/14	D	737,421
3,629	SFX Entertainment, Inc., Term Loan	3.513%	6/21/13	Ba3	3,356,389
995	Spanish Broadcasting System, Inc., Term Loan B	2.040%	6/10/12	CCC+	825,677
11,807	Tribune Company, Term Loan B, DD1, (5), (8)	5.250%	6/04/14	Ca	5,593,779
1,365	Tribune Company, Term Loan X, (5), (8)	5.000%	6/04/09	Ca	636,017
11,000	Univision Communications, Inc., Term Loan	2.533%	9/29/14	B2	8,894,281
4,025	Yell Group PLC, Term Loan	3.283%	10/29/12	B	2,898,000

87,853	Total Media				59,135,992

	Metals & Mining – 1.9% (1.5% of Total Investments)

502	Aleris International, Inc., DIP Term Loan, (5)	13.000%	2/12/10	N/R	526,481
1,160	Amsted Industries, Inc., Delayed Term Loan	2.480%	4/05/13	BB	1,063,911
1,597	Amsted Industries, Inc., Term Loan	2.290%	4/05/13	BB	1,465,577
1,990	Essar Steel Algoma Inc., Term Loan	8.000%	6/20/13	B+	1,878,724
939	John Maneely Company, Term Loan	3.511%	12/08/13	B	862,742

6,188	Total Metals & Mining				5,797,435

	Multiline Retail – 0.3% (0.2% of Total Investments)

984	Neiman Marcus Group, Inc., Term Loan	2.292%	4/06/13	BB-	846,187

	Oil, Gas & Consumable Fuels – 4.1% (3.1% of Total Investments)

1,716	ATP Oil and Gas Corporation, Tranche B1, Term Loan, WI/DD	TBD	TBD	NA	1,675,591
284	ATP Oil and Gas Corporation, Tranche B2, Term Loan, WI/DD	TBD	TBD	NA	277,267
415	Big West Oil LLC, Delayed Term Loan, WI/DD	TBD	TBD	Ca	402,369
330	Big West Oil LLC, Term Loan, WI/DD	TBD	TBD	Ca	320,066
575	Calumet Lubricants Company LP, Credit Linked Deposit	4.134%	1/03/15	B1	514,727
4,278	Calumet Lubricants Company LP, Term Loan	4.429%	1/03/15	B1	3,831,603
2,962	CCS Income Trust, Term Loan	3.243%	11/14/14	B	2,492,045
3,000	Venoco, Inc., Term Loan	4.250%	5/07/14	BB-	2,703,750

13,560	Total Oil, Gas & Consumable Fuels				12,217,418

	Paper & Forest Products – 1.1% (0.8% of Total Investments)

3,920	Wilton Products, Term Loan	3.500%	11/16/14	B+	3,234,000

	Pharmaceuticals – 1.5% (1.1% of Total Investments)

1,000	Graceway Pharmaceuticals LLC, Second Lien Term Loan	6.743%	5/03/13	B-	342,500
1,383	Graceway Pharmaceuticals LLC, Term Loan	2.993%	5/03/12	BB	974,838
356	Warner Chilcott Corporation, Delayed Term Loan, WI/DD	TBD	TBD	BB+	357,072
1,017	Warner Chilcott Corporation, Tranche A, Term Loan, WI/DD	TBD	TBD	BB+	1,020,206
1,627	Warner Chilcott Corporation, Tranche B, Term Loan, WI/DD	TBD	TBD	BB+	1,632,330

5,383	Total Pharmaceuticals				4,326,946

	Real Estate Investment Trust – 0.8% (0.6% of Total Investments)

1,000	Tishman Speyer Real Estate, L.P., Term Loan, (8)	4.000%	1/09/13	D	602,500
1,838	Tishman Speyer Real Estate, Liquidation Facility	10.250%	12/01/09	N/R	1,842,094

2,838	Total Real Estate Investment Trust				2,444,594

	Real Estate Management & Development – 5.1% (3.8% of Total Investments)

5,381	Capital Automotive LP, Tranche C	2.750%	12/14/12	Ba1	4,815,801
7,891	LNR Property Corporation, Term Loan B	3.750%	7/12/11	B-	6,273,273
4,888	Realogy Corporation, Delayed Term Loan	3.286%	10/10/13	Caa1	4,109,200

18,160	Total Real Estate Management & Development				15,198,274

	Road & Rail – 4.7% (3.5% of Total Investments)

1,989	Avis Budget Car Rental, LLC Term Loan	4.040%	4/19/12	Ba3	1,876,637
290	Hertz Corporation, Letter of Credit	2.042%	12/21/12	Ba1	271,015
1,578	Hertz Corporation, Term Loan	2.004%	12/21/12	Ba1	1,476,464
12,140	Swift Transportation Company, Inc., Term Loan	3.563%	5/10/14	B-	10,488,941

15,997	Total Road & Rail				14,113,057

	Semiconductors & Equipment – 0.4% (0.3% of Total Investments)

1,498	Freescale Semiconductor, Inc., Term Loan	1.996%	12/01/13	B2	1,221,248

	Software – 3.8% (2.9% of Total Investments)

4,000	Dealer Computer Services, Inc., Term Loan, Second Lien	5.743%	10/26/13	B	3,246,668
5,825	Dealer Computer Services, Inc., Term Loan	2.243%	10/26/12	BB	5,231,907
3,436	IPC Systems, Inc., Term Loan	2.517%	5/31/14	B1	2,937,579

13,261	Total Software				11,416,154

	Specialty Retail – 4.9% (3.7% of Total Investments)

4,930	Burlington Coat Factory Warehouse Corporation, Term Loan, DD1	2.565%	5/28/13	B3	4,525,530
2,985	Claire’s Stores, Inc. Term Loan B	3.033%	5/29/14	B-	2,354,208
3,192	Michaels Stores, Inc., Term Loan	2.519%	10/31/13	B	2,866,262
4,985	Toys “R” Us – Delaware, Inc., Term Loan B	4.494%	7/19/12	BB-	4,854,215

16,092	Total Specialty Retail				14,600,215

	Wireless Telecommunication Services – 1.6% (1.2% of Total Investments)

5,000	Asurion Corporation, Term Loan	3.245%	7/03/14	N/R	4,754,860

$410,890	Total Variable Rate Senior Loan Interests (cost $373,820,466)				337,283,062

Shares	Description (1)	Value

	Common Stocks – 1.6% (1.2% of Total Investments)

	Building Products – 1.6% (1.2% of Total Investments)

124,402	Masonite Worldwide Holdings, (9), (12)	$4,789,477

	Total Common Stocks (cost $6,806,491)	4,789,477

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value

	Convertible Bonds – 2.6% (2.0% of Total Investments)

	Food & Staples Retailing – 0.9% (0.7% of Total Investments)

$2,747	Great Atlantic & Pacific Tea Company Inc.	5.125%	6/15/11	Caa1	$2,630,253

	Real Estate Investment Trust – 0.4% (0.3% of Total Investments)

1,500	MPT Operating Partnership Limited Partnership, 144A	6.125%	11/15/11	N/A	1,413,750

	Semiconductors & Equipment – 1.3% (1.0% of Total Investments)

4,500	Advanced Micro Devices, Inc.	5.750%	8/15/12	B-	3,813,750

$8,747	Total Convertible Bonds (cost $5,694,481)				7,857,753

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value

	Corporate Bonds – 11.9% (8.9% of Total Investments)

	Auto Components – 0.2% (0.1% of Total Investments)

$600	Exide Technologies	10.500%	3/15/13	B-	$600,000

	Building Products – 0.6% (0.4% of Total Investments)

1,750	Ply Gem Industries Inc.	11.750%	6/15/13	Caa1	1,649,375

	Diversified Telecommunication Services – 0.6% (0.5% of Total Investments)

2,000	Intelsat Limited	7.625%	4/15/12	CCC+	1,950,000

	Electric Utilities – 0.5% (0.3% of Total Investments)

2,000	Texas Competitive Electric Holdings, Series A	10.250%	11/01/15	Caa2	1,430,000

	Health Care Equipment & Supplies – 0.7% (0.5% of Total Investments)

1,500	Reable Therapeutics Financing Corporation	11.750%	11/15/14	CCC+	1,507,500
500	Select Medical Corporation	7.625%	2/01/15	B3	473,750

2,000	Total Health Care Equipment & Supplies				1,981,250

	Health Care Providers & Services – 2.0% (1.5% of Total Investments)

1,000	LifeCare Holdings Inc.	9.250%	8/15/13	CCC-	530,000
5,000	Select Medical Corporation, Floating Rate Note, 5.750% plus six-month LIBOR	6.314%	9/15/15	Caa1	4,487,500
1,000	US Oncology Holdings Inc., Floating Rate Note, 5.000% plus six-month LIBOR	5.564%	3/15/12	CCC+	885,000

7,000	Total Health Care Providers & Services				5,902,500

	Hotels, Restaurants & Leisure – 1.1% (0.8% of Total Investments)

4,000	Quapaw Tribe of Oklahoma Downstream Development Authority, 144A	12.000%	10/15/15	B-	3,260,000

	Internet Software & Services – 0.6% (0.5% of Total Investments)

2,750	Open Solutions Inc., 144A	9.750%	2/01/15	CCC+	1,856,250

	Metals & Mining – 0.2% (0.2% of Total Investments)

750	Algoma Acquisition Corporation, 144A	9.875%	6/15/15	CCC+	645,000

	Oil, Gas & Consumable Fuels – 1.6% (1.2% of Total Investments)

1,000	SemGroup LP, 144A, (10)	8.750%	11/15/15	N/R	65,000
3,000	Western Refining Inc., Floating Rate Note, 7.500% plus three-month LIBOR, 144A	7.781%	6/15/14	BB-	2,790,000
2,000	Western Refining Inc., 144A	11.250%	6/15/17	BB-	1,860,000

6,000	Total Oil, Gas & Consumable Fuels				4,715,000

	Semiconductors & Equipment – 1.7% (1.3% of Total Investments)

1,000	Avago Technologies Finance Pte. Ltd., Floating Rate Note, 5.500% plus three-month LIBOR	5.781%	6/01/13	N/R	988,750
2,970	NXP BV, 144A	10.000%	7/15/13	B-	2,977,425
1,000	Spansion LLC, Floating Rate Note, 3.125% plus three-month LIBOR, 144A, (11)	3.406%	6/01/13	D	1,055,000

4,970	Total Semiconductors & Equipment				5,021,175

	Software – 1.1% (0.8% of Total Investments)

2,950	Telcordia Technologies, Inc., 144A	10.000%	3/15/13	CCC+	2,500,125
1,000	Telcordia Technologies, Floating Rate Note, 3.750% plus three-month LIBOR, 144A	4.031%	7/15/12	B	870,000

3,950	Total Software				3,370,125

	Trading Companies & Distributors – 0.4% (0.3% of Total Investments)

2,000	Penhall International Corporation, 144A	12.000%	8/01/14	CCC	1,140,000

	Wireless Telecommunication Services – 0.6% (0.5% of Total Investments)

2,000	Sprint Nextel Corporation	8.375%	8/15/17	BB	1,940,000

$41,770	Total Corporate Bonds (cost $33,999,420)				35,460,675

Principal
Amount (000)	Description (1)	Coupon	Maturity	Value

	Short-Term Investments – 4.5% (3.3% of Total Investments)

$13,260	Repurchase Agreement with Fixed Income Clearing Corporation, dated 10/30/09, repurchase price $13,259,936 collateralized by $12,620,000 U.S. Treasury Notes, 4.500%, due 9/30/11, value $13,528,640	0.010%	11/02/09	$13,259,925

	Total Short-Term Investments (cost $13,259,925)			13,259,925

	Total Investments (cost $433,580,783) – 133.8%			398,650,892

	Borrowings – (12.5)% (14)			(37,350,000)

	Other Assets Less Liabilities – (1.2)%			(3,265,165)

	Preferred Shares, at Liquidation Value – (20.1)% (14)			(60,000,000)

	Net Assets Applicable to Common Shares – 100%			$298,035,727

Fair Value Measurements
In determining the value of the Fund’s investments various inputs are used. These inputs are summarized in the three broad levels listed below:
     Level 1 – Quoted prices in active markets for identical securities.
     Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
     Level 3 – Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the Fund’s fair value measurements as of October 31, 2009:

	Level 1	Level 2	Level 3	Total

Investments:
Variable Rate Senior Loan Interests	$—	$337,283,062	$—	$337,283,062
Common Stocks*	—	4,789,477	—	4,789,477
Convertible Bonds	—	7,857,753	—	7,857,753
Corporate Bonds	—	35,460,675	—	35,460,675
Short-Term Investments	13,259,925	—	—	13,259,925

Total	$13,259,925	$385,390,967	$—	$398,650,892

* Refer to the Fund's Portfolio of Investments for industry breakdown of Common Stocks classified as Level 2.
Income Tax Information
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of paydown gains and losses, timing differences in recognizing certain gains and losses on investment transactions and recognition of premium amortization. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.
At October 31, 2009, the cost of investments was $433,598,524.
Gross unrealized appreciation and gross unrealized depreciation of investments at October 31, 2009, were as follows:

Gross unrealized:
Appreciation	$16,192,400
Depreciation	(51,140,032)

Net unrealized appreciation (depreciation) of investments	$(34,947,632)

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.

(2)
Senior Loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a Borrower to prepay, prepayments of Senior Loans may occur. As a result, the actual remaining maturity of Senior Loans held may be substantially less than the stated maturities shown.

(3)
Ratings: Using the higher of Standard & Poor’s Group (“Standard & Poor’s”) or Moody’s Investor Service, Inc. (“Moody’s”) rating. Ratings below BBB by Standard & Poor’s or Baa by Moody’s are considered to be below investment grade.

(4)
Senior Loans generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate plus an assigned fixed rate. These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank Offered Rate (“LIBOR”), or (ii) the prime rate offered by one or more major United States banks.

Senior Loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the Agent Bank and/or Borrower prior to the disposition of a Senior Loan.

(5)	At or subsequent to October 31, 2009, this issue was under the protection of the Federal Bankruptcy Court.

(6)	Position, or portion of position, represents an unfunded Senior Loan commitment outstanding at October 31, 2009. At October 31, 2009, the Fund had unfunded Senior Loan Commitments of $1,155,927.

(7)	Negative value represents unrealized depreciation on unfunded Senior Loan commitment outstanding at October 31, 2009.

(8)	Non-income producing; denotes that the issuer has defaulted on the payment of principal or interest or has filed for bankruptcy.

(9)	Non-income producing; issuer has not declared a dividend within the past twelve months.

(10)
This issue is under protection of the Federal Bankruptcy Court. As a result, the Fund’s Adviser has concluded this issue is not likely to meet its interest payment obligations and has directed the Fund’s custodian to cease accruing additional income and “write-off” any remaining recorded balances on the Fund’s records.

(11)
This issue is under protection of the Federal Bankruptcy Court (the “Bankruptcy Court”). As a result, the Fund’s Adviser concluded that the issuer was not likely to meet its future interest payment obligations and directed the Fund’s custodian to cease accruing additional income and “write-off” any remaining recorded balances on the Fund’s records. On July 1, 2009, the Fund received its June 1, 2009, interest payment and subsequently received its September 1, 2009, interest payment as directed by the Bankruptcy Court’s Final Order. As of September 2, 2009, the Fund ceased accruing additional income on this issue.

(12)	For fair value measurement disclosure purposes, investment categorized as Level 2.

(13)
Subsequent to the reporting period, this issue is under protection of the Federal Bankruptcy Court. As a result, the Fund’s Adviser has concluded this issue is not likely to meet its interest payment obligations and has directed the Fund’s custodian to lease accruing additional income and “write off” any remaining recorded balances on the Fund’s records.

(14)	Borrowings and Preferred Shares, at Liquidation Value as a percentage of Total Investments are 9.4% and 15.1% respectively.

N/A	Not available.

N/R	Not rated.

WI/DD	Purchased on a when-issued or delayed delivery basis.

DD1	Portion of investment purchased on a delayed delivery basis.

144A
Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

TBD
Senior Loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, Senior Loans typically trade without accrued interest and therefore a weighted average coupon rate is not available prior to settlement. At settlement, if still unknown, the Borrower or counterparty will provide the Fund with the final weighted average coupon rate and maturity date.

Item 2. Controls and Procedures.
a.	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant)Nuveen Floating Rate Income Opportunity Fund

By (Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date December 30, 2009
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date December 30, 2009

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date December 30, 2009